Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document And Entity Information
Entity Registrant Name	Pacific Ventures Group, Inc.
Entity Central Index Key	0000882800
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false